Property Plant and equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,045	$ 502	$ 8,842	$ 1,794	$ 1,472	$ 369	$ 164